Debt, Long-term (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 5.7
Total long-term debt	914.5	798.6
Less: debt maturing within one year	5.7	19.5
Total long-term debt, less current portion	908.8	779.1
Long-term Debt, Maturities, Repayments of Principal in Year Two	33.3
Long-term Debt, Maturities, Repayments of Principal in Year Three	0.9
Long-term Debt, Maturities, Repayments of Principal in Year Four	131.0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0.7
Long-term Debt, Maturities, Repayments of Principal after Year Five	744.9
Pollution Control and Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Interest rate percentage, minimum	0.20%
Interest rate percentage, maximum	6.50%
Maturity date, minimum	2013
Maturity date, maximum	2035
Total long-term debt	176.7	176.7
Unamortized discount	0.2	0.2
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate percentage, minimum	3.95%
Interest rate percentage, maximum	5.20%
Maturity date, minimum	2019
Maturity date, maximum	2022
Total long-term debt	598.2	597.9
Unamortized discount	1.8	2.1
2011 Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate percentage	2.40%
Maturity date	2016
Total long-term debt	130.0 [1]	0	[1]
Foreign Debt [Member]
Debt Instrument [Line Items]
Interest rate percentage, minimum	0.00%
Interest rate percentage, maximum	8.90%
Maturity date, minimum	2013
Maturity date, maximum	2023
Total long-term debt	$ 9.6	$ 24.0

[1]	Letters of credit outstanding under the 2011 credit agreement totaled $74.0 million. Available funds under this facility were $1,296.0 million at December 31, 2012.